Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

January 2, 2020

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 666 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 669 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on December 20, 2019.

If you have any questions, please contact me at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Wells Fargo Adjustable Rate Government Fund
Wells Fargo Conservative Income Fund
Wells Fargo Core Plus Bond Fund
Wells Fargo Government Securities Fund
Wells Fargo High Yield Bond Fund
Wells Fargo Short Duration Government Bond Fund
Wells Fargo Short-Term Bond Fund
Wells Fargo Short-Term High Yield Bond Fund
Wells Fargo Ultra Short-Term Income Fund